Shareholder Report, Holdings (Details) - C000235073 [Member]	Mar. 31, 2026
Alpha Architect 1-3 Month Box ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
State Street Energy Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Graniteshares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco DB US Dollar Index Bullish Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
iShares MSCI Global Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Amplify Junior Silver Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Domestic Stock ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Commodity Derivative ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Global Stock ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%